AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2022.

File No. 333-234030

811-23477

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 29 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 32 [X]

(Check appropriate box or boxes)

BNY Mellon ETF Trust

(Exact Name of Registrant as Specified in Charter)

240 Greenwich Street

New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6400

Jeff S. Prusnofsky, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

	Immediately upon filing pursuant to paragraph (b)
☒	On February 11, 2022 pursuant to paragraph (b)
	60 days after filing pursuant to paragraph (a)(1)
	On (date) pursuant to paragraph (a)(1)
	75 days after filing pursuant to paragraph (a)(2)
	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A for BNY Mellon ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 11, 2022, the effectiveness of Post-Effective Amendment No. 5 (“PEA No. 5”), which was filed with the Commission via EDGAR Accession No. 0000855887-21-000009 on May 24, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 5 by means of this filing, Parts A, B and C of PEA No. 5, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the BNY Mellon Responsible Horizons Corporate Bond ETF is incorporated herein by reference to Part A of PEA No. 5.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the BNY Mellon Responsible Horizons Corporate Bond ETF is incorporated herein by reference to Part B of PEA No. 5.

PART C – OTHER INFORMATION

The Part C for the BNY Mellon Responsible Horizons Corporate Bond ETF is incorporated herein by reference to Part C of PEA No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on this 13th day of January, 2022.

BNY Mellon ETF Trust

/s/ Jeff S. Prusnofsky
Jeff S. Prusnofsky

Vice President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	January 13, 2022
David DiPetrillo

/s/ James Windels*	Treasurer (Principal Financial and	January 13, 2022
James Windels	Accounting Officer)

/s/ J. Charles Cardona*	Chairman of the Board	January 13, 2022
J. Charles Cardona

/s/ Kristen M. Dickey*	Board Member	January 13, 2022
Kristen M. Dickey

/s/ F. Jack Liebau, Jr.*	Board Member	January 13, 2022
F. Jack Liebau, Jr.

/s/ Jill I. Mavro*	Board Member	January 13, 2022
Jill I. Mavro

/s/ Kevin W. Quinn*	Board Member	January 13, 2022
Kevin W. Quinn

/s/ Stacy L. Schaus*	Board Member	January 13, 2022
Stacy L. Schaus

*By: /s/ Jeff S. Prusnofsky
Jeff S. Prusnofsky
Attorney-in-Fact